Victory Market Neutral Income Fund Expense Example - Class A Class C Class I Shares [Member] - Victory Market Neutral Income Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 648
Expense Example, with Redemption, 3 Years	804
Expense Example, with Redemption, 5 Years	973
Expense Example, with Redemption, 10 Years	1,463
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	935
Expense Example, with Redemption, 10 Years	1,795
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 710